Fair Value of Derivatives and Financial Instruments (Effect of Derivative Instruments on Consolidated Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Designated as Hedging Instrument | Interest Expense
Derivative
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ (730)	$ (4,364)	$ (7,064)
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	197	(54)	(100)
Designated as Hedging Instrument | Interest Rate Contract
Derivative
Unrealized (loss) gain from the effective portion of derivative instruments	319	(1,500)	(8,306)
Not Designated as Hedging Instrument | Interest Expense
Derivative
Derivative Instruments, Gain (Loss) Recognized in Income, Net	0	0	(3)
Parent Company [Member]
Derivative
Accumulated other comprehensive income (losses)	2,157	1,144	(1,589)	$ (412)
Unrealized (loss) gain from the effective portion of derivative instruments	$ 319	$ (1,500)	$ (8,306)